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May 3, 2002


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:      Smith Barney Investment Trust (the "Trust")
         On behalf of the Smith Barney S&P 500 Index Fund
         (the "Fund")
         File Nos. 33-43446 and 811-6444


Dear Sirs:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information on behalf of the Trust for the Fund mentioned above, does not differ from that contained in Post-Effective Amendment No. 40 filed on April 26, 2002, which became effective on April 30, 2002.

Please return an electronic receipt in order to verify receipt of this letter and filing.

Any questions regarding this filing should be directed to the undersigned at
(203) 890-7044.


Very truly yours,

/s/Michael Kocur
Michael Kocur
Assistant Secretary